Nature of Operations and Summary of Significant Accounting Policies: Revenue Recognition (Policies)	6 Months Ended
Jun. 30, 2014
Policies
Revenue Recognition

REVENUE RECOGNITION

Substantially all of the Company’s revenue is from sales of oil and gas production and is recognized based on sales or delivery date completed by the operating company.

According to the operating agreement with Comanche, Comanche should assign the net revenue interest to the Company not be less than 77% net revenue interest.